Stock-based Compensation (Schedule of Fair Value Assumptions for Stock Options) (Details)	0 Months Ended					12 Months Ended
	Oct. 29, 2012	Oct. 05, 2012	Jan. 23, 2012	Mar. 23, 2011	Jan. 26, 2011	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Pricing model used in calculation of grant-date fair value	Black-Scholes Model			Black-Scholes Model		Black-Scholes Model	Black-Scholes Model
Volatility - minimum						54.00%
Volatility						68.00%	68.00%
Risk-free interest rate - minimum						9.00%
Risk-free interest rate						1.22%	2.40%
Expected term	2 years 6 months	6 years 3 months	6 years 3 months	5 years	6 years 3 months	6 years 3 months	6 years 3 months
Forfeiture rate						15.00%	10.00%
Dividend yield rate						0.00%	0.00%